Associated companies (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Associated companies	$ 1,039,709	$ 971,517
Shannon Engine Support
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	50.00%
Associated companies	$ 869,284	797,185
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	16.70%
Associated companies	$ 91,940	91,898
Other
Schedule of Equity Method Investments [Line Items]
Associated companies	$ 78,485	$ 82,434
Other | Minimum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	9.50%
Other | Maximum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	39.30%